Submission	Apr. 08, 2025
Submission [Line Items]
Central Index Key	0000708821
Registrant Name	PAR TECHNOLOGY CORPORATION
Registration File Number	333-284152
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES